FINANCIAL RISK MANAGEMENT - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Proportion of advance payments of receivables	95.00%
Prevailing commodity prices	10.00%
Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	1.00%
Change in net income due to depreciation	$ 0.1
Maximum | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed financial instrument term	1 year
Canadian dollars per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	1.277	1.299
Brazilian Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	5.197	4.031
Australian Dollars [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	1.2981	1.423
Mexican Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	19.935	18.876
Peruvian soles per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	3.621	3.319